Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thrivent Mutual Funds
Entity Central Index Key	0000811869
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000002053
Shareholder Report [Line Items]
Fund Name	Thrivent Aggressive Allocation Fund
Class Name	A
Trading Symbol	TAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$45	0.92%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 2,675,226,012
Holdings Count | Holding	1,013
Advisory Fees Paid, Amount	$ 9,904,858
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,675,226,012	1,013	23%	$9,904,858

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Common Stock	41.0%
Registered Investment Companies	38.3%
Short-Term InvestmentsFootnote Reference*	15.6%
Mortgage-Backed Securities	2.4%
Private Equity Funds	1.9%
Corporate Bonds	1.9%
Commercial Mortgage-Backed Securities
Other Assets & Liabilities	(1.1%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	8.1%
Thrivent International Equity Fund, Class S	6.6%
Thrivent Large Cap Value Fund, Class S	4.7%
Thrivent Mid Cap Stock Fund, Class S	4.7%
Thrivent Core International Equity Fund	3.8%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Core Mid Cap Value Fund	2.3%
Thrivent Small Cap Stock Fund, Class S	2.0%
Thrivent Core Emerging Markets Equity Fund	2.0%
Microsoft Corporation	1.3%

C000002054
Shareholder Report [Line Items]
Fund Name	Thrivent Aggressive Allocation Fund
Class Name	S
Trading Symbol	TAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$37	0.75%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 2,675,226,012
Holdings Count | Holding	1,013
Advisory Fees Paid, Amount	$ 9,904,858
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,675,226,012	1,013	23%	$9,904,858

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Common Stock	41.0%
Registered Investment Companies	38.3%
Short-Term InvestmentsFootnote Reference*	15.6%
Mortgage-Backed Securities	2.4%
Private Equity Funds	1.9%
Corporate Bonds	1.9%
Commercial Mortgage-Backed Securities
Other Assets & Liabilities	(1.1%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	8.1%
Thrivent International Equity Fund, Class S	6.6%
Thrivent Large Cap Value Fund, Class S	4.7%
Thrivent Mid Cap Stock Fund, Class S	4.7%
Thrivent Core International Equity Fund	3.8%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Core Mid Cap Value Fund	2.3%
Thrivent Small Cap Stock Fund, Class S	2.0%
Thrivent Core Emerging Markets Equity Fund	2.0%
Microsoft Corporation	1.3%

C000002055
Shareholder Report [Line Items]
Fund Name	Thrivent Dynamic Allocation Fund
Class Name	A
Trading Symbol	AABFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Dynamic Allocation Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$48	0.97%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
AssetsNet	$ 406,413,393
Holdings Count | Holding	2,002
Advisory Fees Paid, Amount	$ 1,131,609
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$406,413,393	2,002	31%	$1,131,609

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	47.2%
Common Stock	29.6%
Registered Investments Companies	12.4%
Short-Term Investments	9.9%
Preferred Stock	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	7.1%
Thrivent Core Emerging Markets Debt Fund	5.0%
Microsoft Corporation	1.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
Apple, Inc.	1.1%
NVIDIA Corporation	1.0%
U.S. Treasury Bonds	0.9%
U.S. Treasury Notes	0.9%
Amazon.com, Inc.	0.9%
Meta Platforms, Inc.	0.8%

C000002056
Shareholder Report [Line Items]
Fund Name	Thrivent Dynamic Allocation Fund
Class Name	S
Trading Symbol	IBBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Dynamic Allocation Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$37	0.75%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 406,413,393
Holdings Count | Holding	2,002
Advisory Fees Paid, Amount	$ 1,131,609
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$406,413,393	2,002	31%	$1,131,609

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	47.2%
Common Stock	29.6%
Registered Investments Companies	12.4%
Short-Term Investments	9.9%
Preferred Stock	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	7.1%
Thrivent Core Emerging Markets Debt Fund	5.0%
Microsoft Corporation	1.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
Apple, Inc.	1.1%
NVIDIA Corporation	1.0%
U.S. Treasury Bonds	0.9%
U.S. Treasury Notes	0.9%
Amazon.com, Inc.	0.9%
Meta Platforms, Inc.	0.8%

C000003642
Shareholder Report [Line Items]
Fund Name	Thrivent Global Stock Fund
Class Name	A
Trading Symbol	AALGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$47	0.95%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,014,302,407
Holdings Count | Holding	1,070
Advisory Fees Paid, Amount	$ 5,723,657
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,014,302,407	1,070	30%	$5,723,657

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	79.9%
Short-Term Investments	14.4%
Registered Investments Companies	5.7%
Preferred Stock<	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	2.9%
Microsoft Corporation	2.1%
Thrivent Core Small Cap Value Fund	1.8%
NVIDIA Corporation	1.7%
Amazon.com, Inc.	1.6%
Apple, Inc.	1.6%
Meta Platforms, Inc.	1.5%
Alphabet, Inc., Class C	1.3%
Visa, Inc.	0.8%
Novartis AG	0.8%

C000003644
Shareholder Report [Line Items]
Fund Name	Thrivent Global Stock Fund
Class Name	S
Trading Symbol	IILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$32	0.64%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 2,014,302,407
Holdings Count | Holding	1,070
Advisory Fees Paid, Amount	$ 5,723,657
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,014,302,407	1,070	30%	$5,723,657

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	79.9%
Short-Term Investments	14.4%
Registered Investments Companies	5.7%
Preferred Stock<	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	2.9%
Microsoft Corporation	2.1%
Thrivent Core Small Cap Value Fund	1.8%
NVIDIA Corporation	1.7%
Amazon.com, Inc.	1.6%
Apple, Inc.	1.6%
Meta Platforms, Inc.	1.5%
Alphabet, Inc., Class C	1.3%
Visa, Inc.	0.8%
Novartis AG	0.8%

C000088463
Shareholder Report [Line Items]
Fund Name	Thrivent Government Bond Fund
Class Name	A
Trading Symbol	TBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 40,649,351
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 77,268
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
U.S. Treasury Notes	9.0%
U.S. Treasury Notes	9.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	4.1%
U.S. Treasury Bonds	3.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.3%
U.S. Treasury Notes	3.0%
Federal Home Loan Bank	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	2.0%
Federal Home Loan Mortgage Corporation - REMIC	1.8%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000088464
Shareholder Report [Line Items]
Fund Name	Thrivent Government Bond Fund
Class Name	S
Trading Symbol	TBFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 40,649,351
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 77,268
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
U.S. Treasury Notes	9.0%
U.S. Treasury Notes	9.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	4.1%
U.S. Treasury Bonds	3.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.3%
U.S. Treasury Notes	3.0%
Federal Home Loan Bank	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	2.0%
Federal Home Loan Mortgage Corporation - REMIC	1.8%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000198645
Shareholder Report [Line Items]
Fund Name	Thrivent High Income Municipal Bond Fund
Class Name	S
Trading Symbol	THMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent High Income Municipal Bond Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
AssetsNet	$ 48,512,942
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 118,328
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Education	25.4%
Health Care	17.6%
Tax Revenue	16.4%
Transportation	13.9%
Industrial Development Revenue	7.6%
Housing Finance	5.5%
Water & Sewer	4.3%
Other Revenue	4.2%
General Obligation	2.4%
Electric Revenue	0.7%

C000003614
Shareholder Report [Line Items]
Fund Name	Thrivent High Yield Fund
Class Name	A
Trading Symbol	LBHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 619,594,481
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 1,216,078
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Caesars Entertainment, Inc.	0.7%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.6%
GFL Environmental, Inc.	0.6%
Tenet Healthcare Corporation	0.6%
Viking Cruises, Ltd.	0.5%
Drawbridge Special Opportunities Fund, LP	0.5%
Clean Harbors, Inc.	0.5%
Vistra Corporation	0.5%
TerraForm Power Operating, LLC	0.4%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000003616
Shareholder Report [Line Items]
Fund Name	Thrivent High Yield Fund
Class Name	S
Trading Symbol	LBHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 619,594,481
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 1,216,078
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Caesars Entertainment, Inc.	0.7%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.6%
GFL Environmental, Inc.	0.6%
Tenet Healthcare Corporation	0.6%
Viking Cruises, Ltd.	0.5%
Drawbridge Special Opportunities Fund, LP	0.5%
Clean Harbors, Inc.	0.5%
Vistra Corporation	0.5%
TerraForm Power Operating, LLC	0.4%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000003634
Shareholder Report [Line Items]
Fund Name	Thrivent Income Fund
Class Name	A
Trading Symbol	LUBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,184,137,053
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 1,927,506
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
U.S. Treasury Bonds	1.4%
U.S. Treasury Bonds	1.3%
U.S. Treasury Notes	1.1%
U.S. Treasury Notes	0.7%
U.S. Treasury Bonds	0.7%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.6%
UBS Group AG	0.6%
Sprint Capital Corporation	0.5%
U.S. Treasury Bonds	0.5%
U.S. Treasury Bonds	0.5%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000003636
Shareholder Report [Line Items]
Fund Name	Thrivent Income Fund
Class Name	S
Trading Symbol	LBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 1,184,137,053
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 1,927,506
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
U.S. Treasury Bonds	1.4%
U.S. Treasury Bonds	1.3%
U.S. Treasury Notes	1.1%
U.S. Treasury Notes	0.7%
U.S. Treasury Bonds	0.7%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.6%
UBS Group AG	0.6%
Sprint Capital Corporation	0.5%
U.S. Treasury Bonds	0.5%
U.S. Treasury Bonds	0.5%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000058555
Shareholder Report [Line Items]
Fund Name	Thrivent International Equity Fund
Class Name	A
Trading Symbol	TWAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent International Equity Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%
AssetsNet	$ 824,763,257
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 2,577,761
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Novartis AG	2.1%
Shell plc	2.1%
Roche Holding AG, Participation Certificates	2.0%
Allianz SE	1.7%
Koninklijke Ahold Delhaize NV	1.4%
SAP SE	1.4%
RELX plc	1.4%
Deutsche Boerse AG	1.3%
Tesco plc	1.3%
Givaudan SA	1.2%

C000058556
Shareholder Report [Line Items]
Fund Name	Thrivent International Equity Fund
Class Name	S
Trading Symbol	TWAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent International Equity Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 824,763,257
Holdings Count | Holding	860
Advisory Fees Paid, Amount	$ 2,577,761
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Novartis AG	2.1%
Shell plc	2.1%
Roche Holding AG, Participation Certificates	2.0%
Allianz SE	1.7%
Koninklijke Ahold Delhaize NV	1.4%
SAP SE	1.4%
RELX plc	1.4%
Deutsche Boerse AG	1.3%
Tesco plc	1.3%
Givaudan SA	1.2%

C000003637
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Growth Fund
Class Name	A
Trading Symbol	AAAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$48	1.00%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.00%
AssetsNet	$ 3,216,719,876
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 10,367,738
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,216,719,876	40	23%	$10,367,738

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.3%
Short-Term Investments	2.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	8.9%
Amazon.com, Inc.	8.6%
Microsoft Corporation	8.5%
Apple, Inc.	8.3%
Meta Platforms, Inc.	6.7%
Alphabet, Inc., Class C	5.3%
Visa, Inc.	4.4%
Broadcom, Inc.	3.3%
Tesla, Inc.	3.2%
Eli Lilly & Company	2.8%

C000003639
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Growth Fund
Class Name	S
Trading Symbol	THLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$36	0.75%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
AssetsNet	$ 3,216,719,876
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 10,367,738
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,216,719,876	40	23%	$10,367,738

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.3%
Short-Term Investments	2.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	8.9%
Amazon.com, Inc.	8.6%
Microsoft Corporation	8.5%
Apple, Inc.	8.3%
Meta Platforms, Inc.	6.7%
Alphabet, Inc., Class C	5.3%
Visa, Inc.	4.4%
Broadcom, Inc.	3.3%
Tesla, Inc.	3.2%
Eli Lilly & Company	2.8%

C000003645
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Value Fund
Class Name	A
Trading Symbol	AAUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$41	0.84%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
AssetsNet	$ 2,489,291,363
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 5,716,575
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,489,291,363	86	13%	$5,716,575

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.8%
Short-Term Investments	2.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	3.3%
Microsoft Corporation	2.8%
Exxon Mobil Corporation	2.7%
Bank of America Corporation	2.4%
Johnson & Johnson	2.3%
Cisco Systems, Inc.	2.2%
Entergy Corporation	2.1%
Verizon Communications, Inc.	2.1%
JPMorgan Chase & Company	2.0%
Charles Schwab Corporation	1.9%

C000003647
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Value Fund
Class Name	S
Trading Symbol	TLVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$28	0.57%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 2,489,291,363
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 5,716,575
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,489,291,363	86	13%	$5,716,575

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.8%
Short-Term Investments	2.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	3.3%
Microsoft Corporation	2.8%
Exxon Mobil Corporation	2.7%
Bank of America Corporation	2.4%
Johnson & Johnson	2.3%
Cisco Systems, Inc.	2.2%
Entergy Corporation	2.1%
Verizon Communications, Inc.	2.1%
JPMorgan Chase & Company	2.0%
Charles Schwab Corporation	1.9%

C000003648
Shareholder Report [Line Items]
Fund Name	Thrivent Short-Term Bond Fund
Class Name	A
Trading Symbol	LBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Short-Term Bond Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,164,558,228
Holdings Count | Holding	568
Advisory Fees Paid, Amount	$ 1,780,484
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
U.S. Treasury Notes	2.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
U.S. Treasury Notes	0.9%
Avis Budget Rental Car Funding AESOP, LLC	0.6%
PPM CLO 2, Ltd.	0.5%
AMSR Trust	0.5%
Tricon Residential Trust	0.5%
UBS Group AG	0.5%
Pagaya AI Debt Grantor Trust	0.5%
CarVal CLO III, Ltd.	0.5%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000003650
Shareholder Report [Line Items]
Fund Name	Thrivent Short-Term Bond Fund
Class Name	S
Trading Symbol	THLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Short-Term Bond Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,164,558,228
Holdings Count | Holding	568
Advisory Fees Paid, Amount	$ 1,780,484
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
U.S. Treasury Notes	2.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.0%
U.S. Treasury Notes	0.9%
Avis Budget Rental Car Funding AESOP, LLC	0.6%
PPM CLO 2, Ltd.	0.5%
AMSR Trust	0.5%
Tricon Residential Trust	0.5%
UBS Group AG	0.5%
Pagaya AI Debt Grantor Trust	0.5%
CarVal CLO III, Ltd.	0.5%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000217755
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Growth Fund
Class Name	S
Trading Symbol	TMCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Growth Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$43	0.90%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
AssetsNet	$ 31,074,145
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 127,508
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$31,074,145	83	23%	$127,508

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.5%
Registered Investments Companies	1.8%
Short-Term Investments	1.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Howmet Aerospace, Inc.	2.6%
Tradeweb Markets, Inc.	2.5%
DoorDash, Inc.	2.2%
ExlService Holdings, Inc.	1.9%
Waste Connections, Inc.	1.9%
HubSpot, Inc.	1.8%
Amphenol Corporation	1.7%
Guidewire Software, Inc.	1.7%
CrowdStrike Holdings, Inc.	1.6%
Ross Stores, Inc.	1.6%

C000003596
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Stock Fund
Class Name	A
Trading Symbol	AASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$46	0.96%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.96%
AssetsNet	$ 3,387,983,925
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 11,369,492
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,387,983,925	56	23%	$11,369,492

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.1%
Short-Term Investments	2.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Steel Dynamics, Inc.	3.4%
DocuSign, Inc.	3.3%
Trimble, Inc.	3.0%
Expand Energy Corporation	2.9%
SBA Communications Corporation	2.8%
Arch Capital Group, Ltd.	2.7%
Garmin, Ltd.	2.4%
Waters Corporation	2.4%
Howmet Aerospace, Inc.	2.3%
Casey's General Stores, Inc.	2.2%

C000003598
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Stock Fund
Class Name	S
Trading Symbol	TMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$36	0.74%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
AssetsNet	$ 3,387,983,925
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 11,369,492
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,387,983,925	56	23%	$11,369,492

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.1%
Short-Term Investments	2.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Steel Dynamics, Inc.	3.4%
DocuSign, Inc.	3.3%
Trimble, Inc.	3.0%
Expand Energy Corporation	2.9%
SBA Communications Corporation	2.8%
Arch Capital Group, Ltd.	2.7%
Garmin, Ltd.	2.4%
Waters Corporation	2.4%
Howmet Aerospace, Inc.	2.3%
Casey's General Stores, Inc.	2.2%

C000217756
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Value Fund
Class Name	S
Trading Symbol	TMCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Value Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$43	0.90%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
AssetsNet	$ 25,236,090
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 110,009
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$25,236,090	80	29%	$110,009

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.9%
Short-Term Investments	3.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Bancorp	2.5%
D.R. Horton, Inc.	2.4%
M&T Bank Corporation	2.3%
Flowserve Corporation	2.2%
Devon Energy Corporation	2.1%
Labcorp Holdings, Inc.	2.0%
Sysco Corporation	2.0%
Coterra Energy, Inc.	1.9%
Evergy, Inc.	1.9%
Jack Henry & Associates, Inc.	1.8%

C000003599
Shareholder Report [Line Items]
Fund Name	Thrivent Moderate Allocation Fund
Class Name	A
Trading Symbol	THMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$38	0.77%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 3,702,438,330
Holdings Count | Holding	2,264
Advisory Fees Paid, Amount	$ 11,674,126
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,702,438,330	2,264	24%	$11,674,126

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	43.1%
Common Stock	22.3%
Short-Term InvestmentsFootnote Reference*	14.6%
Corporate Bonds	12.3%
Mortgage-Backed Securities	6.3%
Private Equity Funds	1.5%
Collateralized Mortgage Obligations	0.9%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.4%
Foreign Government
Other Assets & Liabilities	(1.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.3%
Thrivent Large Cap Value Fund, Class S	9.4%
Thrivent International Equity Fund, Class S	4.3%
Thrivent Mid Cap Stock Fund, Class S	3.9%
Thrivent Income Fund, Class S	3.5%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Short-Term Bond Fund, Class S	2.0%
Thrivent Core Emerging Markets Debt Fund	1.6%
Thrivent Small Cap Stock Fund, Class S	1.2%
Thrivent High Yield Fund, Class S	1.2%

C000003600
Shareholder Report [Line Items]
Fund Name	Thrivent Moderate Allocation Fund
Class Name	S
Trading Symbol	TMAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$27	0.54%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 3,702,438,330
Holdings Count | Holding	2,264
Advisory Fees Paid, Amount	$ 11,674,126
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,702,438,330	2,264	24%	$11,674,126

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	43.1%
Common Stock	22.3%
Short-Term InvestmentsFootnote Reference*	14.6%
Corporate Bonds	12.3%
Mortgage-Backed Securities	6.3%
Private Equity Funds	1.5%
Collateralized Mortgage Obligations	0.9%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.4%
Foreign Government
Other Assets & Liabilities	(1.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.3%
Thrivent Large Cap Value Fund, Class S	9.4%
Thrivent International Equity Fund, Class S	4.3%
Thrivent Mid Cap Stock Fund, Class S	3.9%
Thrivent Income Fund, Class S	3.5%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Short-Term Bond Fund, Class S	2.0%
Thrivent Core Emerging Markets Debt Fund	1.6%
Thrivent Small Cap Stock Fund, Class S	1.2%
Thrivent High Yield Fund, Class S	1.2%

C000003601
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Aggressive Allocation Fund
Class Name	A
Trading Symbol	TMAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$39	0.79%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 4,630,824,311
Holdings Count | Holding	2,241
Advisory Fees Paid, Amount	$ 15,738,446
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,630,824,311	2,241	18%	$15,738,446

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	49.4%
Common Stock	25.8%
Short-Term InvestmentsFootnote Reference*	15.0%
Corporate Bonds	5.6%
Mortgage-Backed Securities	2.9%
Private Equity Funds	1.4%
Collateralized Mortgage Obligations	0.4%
Asset-Backed Securities	0.2%
Commercial Mortgage-Backed Securities	0.1%
Foreign Government
Other Assets & Liabilities	(0.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.5%
Thrivent Large Cap Value Fund, Class S	8.9%
Thrivent International Equity Fund, Class S	6.8%
Thrivent Mid Cap Stock Fund, Class S	5.5%
Thrivent Global Stock Fund, Class S	4.9%
Thrivent Core International Equity Fund	3.2%
Thrivent Core Emerging Markets Equity Fund	1.6%
Thrivent Income Fund, Class S	1.6%
Thrivent Small Cap Stock Fund, Class S	1.5%
Thrivent Core Mid Cap Value Fund	1.3%

C000003602
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Aggressive Allocation Fund
Class Name	S
Trading Symbol	TMAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$28	0.57%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 4,630,824,311
Holdings Count | Holding	2,241
Advisory Fees Paid, Amount	$ 15,738,446
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,630,824,311	2,241	18%	$15,738,446

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	49.4%
Common Stock	25.8%
Short-Term InvestmentsFootnote Reference*	15.0%
Corporate Bonds	5.6%
Mortgage-Backed Securities	2.9%
Private Equity Funds	1.4%
Collateralized Mortgage Obligations	0.4%
Asset-Backed Securities	0.2%
Commercial Mortgage-Backed Securities	0.1%
Foreign Government
Other Assets & Liabilities	(0.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Growth Fund, Class S	10.5%
Thrivent Large Cap Value Fund, Class S	8.9%
Thrivent International Equity Fund, Class S	6.8%
Thrivent Mid Cap Stock Fund, Class S	5.5%
Thrivent Global Stock Fund, Class S	4.9%
Thrivent Core International Equity Fund	3.2%
Thrivent Core Emerging Markets Equity Fund	1.6%
Thrivent Income Fund, Class S	1.6%
Thrivent Small Cap Stock Fund, Class S	1.5%
Thrivent Core Mid Cap Value Fund	1.3%

C000003603
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Conservative Allocation Fund
Class Name	A
Trading Symbol	TCAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$40	0.81%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 1,096,025,116
Holdings Count | Holding	2,179
Advisory Fees Paid, Amount	$ 3,234,657
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,096,025,116	2,179	24%	$3,234,657

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	39.8%
Corporate Bonds	21.2%
Short-Term InvestmentsFootnote Reference*	16.0%
Mortgage-Backed Securities	10.8%
Common Stock	10.0%
Collateralized Mortgage Obligations	1.6%
Private Equity Funds	1.0%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.6%
Foreign Government
Other Assets & Liabilities	(1.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Fund, Class S	10.0%
Thrivent Large Cap Growth Fund, Class S	6.2%
Thrivent Income Fund, Class S	6.0%
Thrivent Short-Term Bond Fund, Class S	3.5%
Thrivent Core Emerging Markets Debt Fund	2.8%
Thrivent International Equity Fund, Class S	2.5%
Thrivent Mid Cap Stock Fund, Class S	2.2%
Thrivent High Yield Fund, Class S	2.1%
U.S. Treasury Notes	1.8%
Thrivent Core International Equity Fund	1.6%

C000003604
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Conservative Allocation Fund
Class Name	S
Trading Symbol	TCAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$28	0.57%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,096,025,116
Holdings Count | Holding	2,179
Advisory Fees Paid, Amount	$ 3,234,657
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,096,025,116	2,179	24%	$3,234,657

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	39.8%
Corporate Bonds	21.2%
Short-Term InvestmentsFootnote Reference*	16.0%
Mortgage-Backed Securities	10.8%
Common Stock	10.0%
Collateralized Mortgage Obligations	1.6%
Private Equity Funds	1.0%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.6%
Foreign Government
Other Assets & Liabilities	(1.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Fund, Class S	10.0%
Thrivent Large Cap Growth Fund, Class S	6.2%
Thrivent Income Fund, Class S	6.0%
Thrivent Short-Term Bond Fund, Class S	3.5%
Thrivent Core Emerging Markets Debt Fund	2.8%
Thrivent International Equity Fund, Class S	2.5%
Thrivent Mid Cap Stock Fund, Class S	2.2%
Thrivent High Yield Fund, Class S	2.1%
U.S. Treasury Notes	1.8%
Thrivent Core International Equity Fund	1.6%

C000003605
Shareholder Report [Line Items]
Fund Name	Thrivent Money Market Fund
Class Name	A
Trading Symbol	AMMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 3,137,334,067
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 3,324,180
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	49.3%
U.S. Treasury Debt	23.4%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	14.1%
U.S. Government Agency Repurchase Agreement, collateralized only by U.S. Government Agency securities, U.S. Treasuries, and cash	8.7%
Investment Company	4.5%

C000003607
Shareholder Report [Line Items]
Fund Name	Thrivent Money Market Fund
Class Name	S
Trading Symbol	AALXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 3,137,334,067
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 3,324,180
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	49.3%
U.S. Treasury Debt	23.4%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	14.1%
U.S. Government Agency Repurchase Agreement, collateralized only by U.S. Government Agency securities, U.S. Treasuries, and cash	8.7%
Investment Company	4.5%

C000003608
Shareholder Report [Line Items]
Fund Name	Thrivent Municipal Bond Fund
Class Name	A
Trading Symbol	AAMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 1,161,488,172
Holdings Count | Holding	520
Advisory Fees Paid, Amount	$ 2,440,609
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Transportation	27.4%
Health Care	21.7%
Education	18.0%
Water & Sewer	6.5%
General Obligation	5.6%
Tax Revenue	5.1%
Other Revenue	4.7%
Industrial Development Revenue	3.0%
Electric Revenue	2.8%
Housing Finance	2.7%

C000003610
Shareholder Report [Line Items]
Fund Name	Thrivent Municipal Bond Fund
Class Name	S
Trading Symbol	TMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 1,161,488,172
Holdings Count | Holding	520
Advisory Fees Paid, Amount	$ 2,440,609
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Transportation	27.4%
Health Care	21.7%
Education	18.0%
Water & Sewer	6.5%
General Obligation	5.6%
Tax Revenue	5.1%
Other Revenue	4.7%
Industrial Development Revenue	3.0%
Electric Revenue	2.8%
Housing Finance	2.7%

C000002058
Shareholder Report [Line Items]
Fund Name	Thrivent Multisector Bond Fund
Class Name	A
Trading Symbol	AAINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Multisector Bond Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 867,367,061
Holdings Count | Holding	1,758
Advisory Fees Paid, Amount	$ 1,862,882
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Thrivent Core Emerging Markets Debt Fund	9.2%
U.S. Treasury Notes	2.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.6%
iShares Broad USD High Yield Corporate Bond ETF	1.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
U.S. Treasury Notes	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.7%
U.S. Treasury Notes	0.6%
U.S. Treasury Notes	0.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.6%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000002059
Shareholder Report [Line Items]
Fund Name	Thrivent Multisector Bond Fund
Class Name	S
Trading Symbol	IIINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Multisector Bond Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 867,367,061
Holdings Count | Holding	1,758
Advisory Fees Paid, Amount	$ 1,862,882
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Thrivent Core Emerging Markets Debt Fund	9.2%
U.S. Treasury Notes	2.8%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.6%
iShares Broad USD High Yield Corporate Bond ETF	1.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
U.S. Treasury Notes	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.7%
U.S. Treasury Notes	0.6%
U.S. Treasury Notes	0.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.6%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000198646
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Growth Fund
Class Name	S
Trading Symbol	TSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Growth Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$45	0.95%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
AssetsNet	$ 177,091,992
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 873,535
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$177,091,992	77	52%	$873,535

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.5%
Registered Investments Companies	2.1%
Short-Term Investments	1.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Encompass Health Corporation	2.8%
CyberArk Software, Ltd.	2.7%
J & J Snack Foods Corporation	2.5%
Triumph Financial, Inc.	2.4%
Globus Medical, Inc.	2.2%
WNS Holdings, Ltd.	2.1%
Guidewire Software, Inc.	2.0%
RBC Bearings, Inc.	1.8%
Inspire Medical Systems, Inc.	1.8%
Federal Signal Corporation	1.8%

C000003627
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Stock Fund
Class Name	A
Trading Symbol	AASMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$47	1.00%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.00%
AssetsNet	$ 2,739,467,992
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 9,624,135
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,739,467,992	91	31%	$9,624,135

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.3%
Short-Term Investments	0.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

RLI Corporation	2.2%
National Storage Affiliates Trust	1.9%
Pegasystems, Inc.	1.9%
Penumbra, Inc.	1.9%
Badger Infrastructure Solutions, Ltd.	1.7%
Barrett Business Services, Inc.	1.6%
TTM Technologies, Inc.	1.6%
WNS Holdings, Ltd.	1.6%
John B. Sanfilippo & Son, Inc.	1.6%
Dayforce, Inc.	1.6%

C000003629
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Stock Fund
Class Name	S
Trading Symbol	TSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the six months ended April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$36	0.78%Footnote Reference**

** Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.78%
AssetsNet	$ 2,739,467,992
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 9,624,135
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,739,467,992	91	31%	$9,624,135

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.3%
Short-Term Investments	0.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

RLI Corporation	2.2%
National Storage Affiliates Trust	1.9%
Pegasystems, Inc.	1.9%
Penumbra, Inc.	1.9%
Badger Infrastructure Solutions, Ltd.	1.7%
Barrett Business Services, Inc.	1.6%
TTM Technologies, Inc.	1.6%
WNS Holdings, Ltd.	1.6%
John B. Sanfilippo & Son, Inc.	1.6%
Dayforce, Inc.	1.6%